Condensed Consolidated Statements of Cash Flows (Parenthetical) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Issuance of common stock convertible debt	$ 25,000
Debt Conversion, Converted Instrument, Shares Issued	6,000
Issuance of common stock for debt	$ 1,267,745
Stock issued	207,578
Debt Instrument, Periodic Payment, Principal	$ 91,000
Debt Instrument, Periodic Payment, Interest	1,926
Officer [Member]
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Issuance of common stock convertible debt		$ 6,000
Lender [Member]
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Stock issued		14,662,039
Series B Convertible Preferred Stock [Member]
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Issuance of common stock convertible debt		$ 25,000
Principal Amount [Member]
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Issuance of common stock for debt	465,810
Accrued Interest [Member]
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Issuance of common stock for debt	$ 4,683